8. Commitments, Contingencies and Concentrations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 28,385	$ 22,887	$ 90,765	$ 67,475	$ 102,960	$ 89,150